Summary of Significant Accounting Policies: Loss Per Share (Policies)	3 Months Ended
Sep. 30, 2014
Policies
Loss Per Share

Loss Per Share

Basic loss per share has been computed using the weighted average number of common shares outstanding and issuable during the period. Diluted loss per share is computed based on the weighted average number of common shares and all common equivalent shares outstanding during the period in which they are dilutive. Common equivalent shares consist of shares issuable upon the exercise of stock options, warrants or other convertible securities such as convertible notes.  As of June 30, 2014 and September 30, 2014, the weighted average common shares outstanding totaled 100,190,858.  There were no potentially dilutive shares as of any period presented.